                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            WASHINGTON, D.C.  20549

                                   FORM N-CSR
   CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

                                    811-3385

                      (Investment Company Act File Number)

                             Federated Stock Trust
        _______________________________________________________________

               (Exact Name of Registrant as Specified in Charter)

                           Federated Investors Funds
                              5800 Corporate Drive
                      Pittsburgh, Pennsylvania 15237-7000
                    (Address of Principal Executive Offices)

                                 (412) 288-1900
                        (Registrant's Telephone Number)

                           John W. McGonigle, Esquire
                           Federated Investors Tower
                              1001 Liberty Avenue
                      Pittsburgh, Pennsylvania 15222-3779
                    (Name and Address of Agent for Service)
               (Notices should be sent to the Agent for Service)

                       Date of Fiscal Year End:  10/31/07

              Date of Reporting Period:  Six months ended 4/30/07

ITEM 1.     REPORTS TO STOCKHOLDERS

Federated
World-Class Investment Manager

Federated Stock Trust

SEMI-ANNUAL SHAREHOLDER REPORT

April 30, 2007

FINANCIAL HIGHLIGHTS
SHAREHOLDER EXPENSE EXAMPLE
PORTFOLIO OF INVESTMENTS SUMMARY TABLE
PORTFOLIO OF INVESTMENTS
STATEMENT OF ASSETS AND LIABILITIES
STATEMENT OF OPERATIONS
STATEMENT OF CHANGES IN NET ASSETS
NOTES TO FINANCIAL STATEMENTS
EVALUATION AND APPROVAL OF ADVISORY CONTRACT
VOTING PROXIES ON FUND PORTFOLIO SECURITIES
QUARTERLY PORTFOLIO SCHEDULE

Not FDIC Insured * May Lose Value * No Bank Guarantee

Financial Highlights

(For a Share Outstanding Throughout Each Period)

	Six Months Ended (unaudited)		Year Ended October 31,
	4/30/2007		2006	[1]	2005		2004		2003		2002
Net Asset Value, Beginning of Period	$34.79		$37.52		$34.57		$31.74		$26.71		$30.77
Income From Investment Operations:
Net investment income	0.22		0.37		0.48		0.42		0.42		0.30
Net realized and unrealized gain (loss) on investments	2.33		4.72		2.96		2.82		5.03		(4.08)
TOTAL FROM INVESTMENT OPERATIONS	2.55		5.09		3.44		3.24		5.45		(3.78)
Less Distributions:
Distributions from net investment income	(0.24)		(0.37)		(0.49)		(0.41)		(0.42)		(0.28)
Distributions from net realized gain on investments	(4.15)		(7.45)		--		--		--		--
TOTAL DISTRIBUTIONS	(4.39)		(7.82)		(0.49)		(0.41)		(0.42)		(0.28)
Net Asset Value, End of Period	$32.95		$34.79		$37.52		$34.57		$31.74		$26.71
Total Return [2]	8.30%		15.70%		9.98%		10.24%		20.59%		(12.39)%

Ratios to Average Net Assets:
Net expenses	0.99	% [3,4]	0.99	% [4]	0.99	% [4]	0.99	% [4]	0.99	% [4]	0.99	% [4]
Net investment income	1.42	% [3]	1.17%		1.28%		1.21%		1.48%		0.95%
Expense waiver/reimbursement [5]	0.11	% [3]	0.10%		0.09%		0.12%		0.12%		0.08%
Supplemental Data:
Net assets, end of period (000 omitted)	$676,359		$741,337		$873,630		$1,354,772		$1,345,215		$1,208,926
Portfolio turnover	24%		54%		43%		33%		37%		15%

1 For the year ended October 31, 2006, the Fund was audited by KPMG LLP. The previous years were audited by another independent registered public accounting firm.

2 Based on net asset value, which does not reflect the sales charge, redemption fee, or contingent deferred sales charge, if applicable. Total returns for periods of less than one year are not annualized.

3 Computed on an annualized basis.

4 The net expense ratio is calculated without reduction for fees paid indirectly for directed brokerage arrangements. The net expense ratios are 0.98%, 0.99%, 0.98%, 0.98%, 0.97% and 0.98% after taking into account these expense reductions for the six-months ended April 30, 2007 and for the years ended October 31, 2006, 2005, 2004, 2003 and 2002, respectively.

5 This expense decrease is reflected in both the net expense and the net investment income ratios shown above.

See Notes which are an integral part of the Financial Statements

Shareholder Expense Example

As a shareholder of the Fund, you incur ongoing costs, including management fees; to the extent applicable, distribution (12b-1) fees and/or shareholder services fees; and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from November 1, 2006 to April 30, 2007.

ACTUAL EXPENSES

The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled "Expenses Paid During Period" to estimate the expenses attributable to your investment during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are required to be provided to enable you to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Beginning Account Value 11/1/2006	Ending Account Value 4/30/2007	Expenses Paid During Period [1]
Actual	$1,000	$1,083.00	$5.11
Hypothetical (assuming a 5% return before expenses)	$1,000	$1,019.89	$4.96

1 Expenses are equal to the Fund's annualized net expense ratio of 0.99%, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Portfolio of Investments Summary Table

At April 30, 2007, the Fund's sector composition 1 was as follows:

Sector	Percentage of Total Net Assets
Financials	30.7%
Health Care	13.2%
Consumer Discretionary	9.6%
Energy	9.3%
Telecommunication Services	8.8%
Information Technology	8.3%
Consumer Staples	8.2%
Industrials	7.8%
Utilities	2.8%
Materials	1.4%
Securities Lending Collateral [2]	1.2%
Cash Equivalents [3]	0.2%
Other Assets and Liabilities--Net [4]	(1.5)%
TOTAL	100.0%

1 Except for Securities Lending Collateral, Cash Equivalents and Other Assets and Liabilities, sector classifications are based upon, and individual portfolio securities are assigned to, the classifications of the Global Industry Classification Standard (GICS), except that the adviser assigns a classification to securities not classified by the GICS and to securities for which the adviser does not have access to the classification made by the GICS.

2 Cash collateral received from lending portfolio securities which is invested in short-term investments such as repurchase agreements or money market mutual funds.

3 Cash Equivalents include any investments in money market mutual funds and/or overnight repurchase agreements other than those representing securities lending collateral.

4 Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.

Portfolio of Investments

April 30, 2007 (unaudited)

Shares			Value
		COMMON STOCKS--100.1%
		Consumer Discretionary--9.6%
205,450		Gannett Co., Inc.	$11,722,977
534,810		Gap (The), Inc.	9,599,839
529,810	[1]	Interpublic Group Cos., Inc.	6,717,991
212,400		Jones Apparel Group, Inc.	7,092,036
179,970		Mattel, Inc.	5,093,151
239,650		McDonald's Corp.	11,570,302
252,200		Nike, Inc., Class B	13,583,492
		TOTAL	65,379,788
		Consumer Staples--8.2%
201,480		Altria Group, Inc.	13,886,002
497,110		Kraft Foods, Inc., Class A	16,638,272
467,100		Kroger Co.	13,784,121
237,030		SUPERVALU, Inc.	10,879,677
		TOTAL	55,188,072
		Energy--9.3%
173,500		BP PLC, ADR	11,680,020
213,538		Chevron Corp.	16,611,121
291,090		Exxon Mobil Corp.	23,106,724
202,100	[2]	Hess Corp.	11,469,175
		TOTAL	62,867,040
		Financials--30.7%
290,890		Ace Ltd.	17,296,319
148,700		Aflac, Inc.	7,634,258
162,520		Allstate Corp.	10,128,246
465,090		Citigroup, Inc.	24,938,126
183,480		Federal Home Loan Mortgage Corp.	11,885,834
217,530		Federal National Mortgage Association	12,816,867
40,630		Goldman Sachs Group, Inc.	8,882,124
65,280		Hartford Financial Services Group, Inc.	6,606,336
232,400		MBIA Insurance Corp.	16,165,744
110,590	[2]	Merrill Lynch & Co., Inc.	9,978,536
172,400		Morgan Stanley	14,483,324
Shares			Value
		COMMON STOCKS--continued
		Financials--continued
117,920		Nationwide Financial Services, Inc., Class A	$6,736,770
233,600		RenaissanceRe Holdings Ltd.	12,649,440
592,650		U.S. Bancorp	20,357,528
405,320		Wells Fargo & Co.	14,546,935
167,700		XL Capital Ltd., Class A	13,077,246
		TOTAL	208,183,633
		Health Care--13.2%
232,300		Abbott Laboratories	13,152,826
106,120	[1]	Amgen, Inc.	6,806,537
332,000		Bristol-Myers Squibb Co.	9,581,520
180,000		Cardinal Health, Inc.	12,591,000
316,300	[1]	Forest Laboratories, Inc., Class A	16,830,323
187,750		Johnson & Johnson	12,057,305
677,560		Pfizer, Inc.	17,928,238
		TOTAL	88,947,749
		Industrials--7.8%
88,300		3M Co.	7,308,591
174,500		Avery Dennison Corp.	10,853,900
113,700		Illinois Tool Works, Inc.	5,833,947
273,400		Masco Corp.	7,439,214
202,680		Northrop Grumman Corp.	14,925,355
192,391		Tyco International Ltd.	6,277,718
		TOTAL	52,638,725
		Information Technology--8.3%
867,200	[1]	Avaya, Inc.	11,204,224
485,300	[1]	Dell, Inc.	12,234,413
137,900	[1]	Fiserv, Inc.	7,332,143
309,800		Hewlett-Packard Co.	13,054,972
665,000	[1]	Xerox Corp.	12,302,500
		TOTAL	56,128,252
		Materials--1.4%
287,100		Sealed Air Corp.	9,445,590
		Telecommunication Services--8.8%
454,050		AT&T, Inc.	17,580,816
214,466		Embarq Corp.	12,876,539
Shares or Principal Amount			Value
		COMMON STOCKS--continued
		Telecommunication Services--continued
882,900	[1]	Qwest Communications International, Inc.	$7,840,152
377,396		Verizon Communications	14,408,979
465,852		Windstream Corp.	6,810,756
		TOTAL	59,517,242
		Utilities--2.8%
205,900		SCANA Corp.	8,962,827
153,600		TXU Corp.	10,073,088
		TOTAL	19,035,915
		TOTAL COMMON STOCKS (IDENTIFIED COST $514,678,332)	677,332,006
		MUTUAL FUND--0.2%
1,233,030	[3,4]	Prime Value Obligations Fund, Institutional Shares, 5.25% (AT NET ASSET VALUE)	1,233,030
		REPURCHASE AGREEMENTS--1.2%
$4,000,000		Interest in $2,000,000,000 joint repurchase agreement 5.24%, dated 4/30/2007 under which Bear Stearns & Co., Inc. will repurchase U.S. Government Agency securities with various maturities to 5/1/2037 for $2,000,291,111 on 5/1/2007. The market value of the underlying securities at the end of the period was $2,040,002,954 (purchased with proceeds from securities lending collateral).	4,000,000
3,931,000		Interest in $4,000,000,000 joint repurchase agreement 5.24%, dated 4/30/2007 under which ING Financial Markets LLC will repurchase U.S. Government Agency securities with various maturities to 7/1/2046 for $4,000,582,222 on 5/1/2007. The market value of the underlying securities at the end of the period was $4,120,000,871 (purchased with proceeds from securities lending collateral).	3,931,000
		TOTAL REPURCHASE AGREEMENTS (AT COST)	7,931,000
		TOTAL INVESTMENTS--101.5% (IDENTIFIED COST $523,842,362) [5]	686,496,036
		OTHER ASSETS AND LIABILITIES - NET--(1.5)%	(10,137,511)
		TOTAL NET ASSETS--100%	$676,358,525

1 Non-income producing security.

2 All or a portion of these securities are temporarily on loan to unaffiliated brokers/dealers.

3 Affiliated company.

4 7-Day net yield.

5 Also represents cost for federal tax purposes.

Note: The categories of investments are shown as a percentage of total net assets at April 30, 2007.

The following acronym is used throughout this portfolio:

ADR	--American Depositary Receipt

See Notes which are an integral part of the Financial Statements

Statement of Assets and Liabilities

April 30, 2007 (unaudited)

Assets:
Total investments in securities, at value including $7,626,652 of securities loaned and $1,233,030 of investments in an affiliated issuer (Note 5) (identified cost $523,842,362)		$686,496,036
Income receivable		688,510
Receivable for investments sold		1,983,657
Receivable for shares sold		451,969
TOTAL ASSETS		689,620,172
Liabilities:
Payable for investments purchased	$3,410,849
Payable for shares redeemed	1,754,230
Payable to bank	21,770
Payable for collateral due to broker for securities loaned	7,931,000
Payable for Directors'/Trustees' fees	1,363
Payable for shareholder services fee (Note 5)	124,555
Accrued expenses	17,880
TOTAL LIABILITIES		13,261,647
Net assets for 20,529,037 shares outstanding		$676,358,525
Net Assets Consist of:
Paid-in capital		$459,163,997
Net unrealized appreciation of investments		162,653,674
Accumulated net realized gain on investments		54,153,592
Undistributed net investment income		387,262
TOTAL NET ASSETS		$676,358,525
Net Asset Value, Offering Price and Redemption Proceeds Per Share:
$676,358,525 ÷ 20,529,037 shares outstanding, no par value, unlimited shares authorized		$32.95

See Notes which are an integral part of the Financial Statements

Statement of Operations

Six Months Ended April 30, 2007 (unaudited)

Investment Income:
Dividends (including $21,933 received from affiliated issuers) (Note 5)			$8,369,719
Interest (including income on securities loaned of $52,784)			119,609
TOTAL INCOME			8,489,328
Expenses:
Investment adviser fee (Note 5)		$2,575,846
Administrative personnel and services fee (Note 5)		280,786
Account administration fee		13,492
Custodian fees		14,806
Transfer and dividend disbursing agent fees and expenses		177,308
Directors'/Trustees' fees		8,214
Auditing fees		10,413
Legal fees		3,924
Portfolio accounting fees		53,237
Shareholder services fee (Note 5)		723,753
Share registration costs		12,500
Printing and postage		12,376
Insurance premiums		5,239
Miscellaneous		7,225
TOTAL EXPENSES		3,899,119
Waiver, Reimbursements and Expense Reduction (Note 5):
Reimbursement of investment adviser fee	$(340)
Waiver of administrative personnel and services fee	(10,995)
Reimbursement of shareholder services fee	(382,723)
Fees paid indirectly from directed brokerage arrangements	(28,080)
TOTAL WAIVER, REIMBURSEMENTS AND EXPENSE REDUCTION		(422,138)
Net expenses			3,476,981
Net investment income			5,012,347
Realized and Unrealized Gain (Loss) on Investments:
Net realized gain on investments			61,300,964
Net change in unrealized appreciation of investments			(10,019,924)
Net realized and unrealized gain on investments			51,281,040
Change in net assets resulting from operations			$56,293,387

See Notes which are an integral part of the Financial Statements

Statement of Changes in Net Assets

	Six Months Ended (unaudited) 4/30/2007	Year Ended 10/31/2006
Increase (Decrease) in Net Assets
Operations:
Net investment income	$5,012,347	$9,099,463
Net realized gain on investments	61,300,964	84,726,711
Net change in unrealized appreciation/depreciation of investments	(10,019,924)	19,433,032
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	56,293,387	113,259,206
Distributions to Shareholders:
Distributions from net investment income	(5,253,474)	(9,015,217)
Distributions from net realized gain on investments	(87,574,763)	(172,285,163)
CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(92,828,237)	(181,300,380)
Share Transactions:
Proceeds from sale of shares	57,164,769	135,824,490
Proceeds from shares issued in connection with the tax-free transfer of assets from Sky Trust Common Core Equity Fund	--	22,754,300
Net asset value of shares issued to shareholders in payment of distributions declared	76,121,269	140,703,708
Cost of shares redeemed	(161,730,008)	(363,534,465)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	(28,443,970)	(64,251,967)
Change in net assets	(64,978,820)	(132,293,141)
Net Assets:
Beginning of period	741,337,345	873,630,486
End of period (including undistributed net investment income of $387,262 and $628,389, respectively)	$676,358,525	$741,337,345

See Notes which are an integral part of the Financial Statements

Notes to Financial Statements

April 30, 2007 (unaudited)

1. ORGANIZATION

Federated Stock Trust (the "Fund") is registered under the Investment Company Act of 1940, as amended (the "Act"), as a diversified, open-end management investment company. The investment objective of the Fund is to provide growth of income and capital.

On February 24, 2006, the Fund received assets from Sky Trust Common Core Equity Fund as a result of a tax-free reorganization, as follows:

Shares of the Fund Issued	Sky Trust Common Core Equity Fund Net Assets Received	Unrealized Appreciation [1]	Net Assets of the Fund Immediately Prior to Combination	Net Assets of Sky Trust Common Core Equity Fund Immediately Prior to Combination	Net Assets of the Fund Immediately After Combination
704,686	$22,754,300	$7,414,952	$788,668,315	$22,754,300	$811,422,615

1 Unrealized Appreciation is included in the Sky Trust Common Core Equity Fund Net Assets Received amount shown above.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles (GAAP) in the United States of America.

Investment Valuation

Market values of the Fund's portfolio securities are determined as follows:

  for equity securities, according to the last sale price or official closing price reported in the market in which they are primarily traded (either a national securities exchange or the over-the-counter market), if available;
  in the absence of recorded sales for equity securities, according to the mean between the last closing bid and asked prices;
  for investments in other open-end regulated investment companies, based on net asset value (NAV);
  futures contracts and options are generally valued at market values established by the exchanges on which they are traded at the close of trading on such exchanges. Options traded in the over-the-counter market are generally valued according to the mean between the last bid and the last asked price for the option as provided by an investment dealer or other financial institution that deals in the option. The Board of Trustees (the "Trustees") may determine in good faith that another method of valuing such investments is necessary to appraise their fair market value;
  prices for total return swaps are based upon a valuation model determined by management incorporating underlying reference indexes, interest rates, yield curves and other market data or factors; prices for credit default swaps are furnished by an independent pricing service and are based upon a valuation model incorporating reference indexes or entities, interest rates, yield curves and other market data or factors; prices for interest rate swaps are furnished by an independent pricing service and are based upon a valuation model incorporating interest rates, yield curves and other market data or factors;
  for fixed-income securities, according to prices as furnished by an independent pricing service, except that fixed-income securities with remaining maturities of less than 60 days at the time of purchase are valued at amortized cost; and
  for all other securities at fair value as determined in accordance with procedures established by and under the general supervision of the Trustees.

Prices for fixed-income securities furnished by a pricing service may be based on a valuation matrix which incorporates both dealer-supplied valuations and electronic data processing techniques. Such prices are generally intended to be indicative of the bid prices currently offered to institutional investors for the securities, except that prices for corporate fixed-income securities traded in the United States are generally intended to be indicative of the mean between such bid prices and asked prices. The Trustees have approved the use of such pricing services. A number of pricing services are available, and the Fund may use various pricing services or discontinue the use of any pricing service.

Prices provided by independent pricing services may be determined without relying exclusively on quoted prices and may consider institutional trading in similar groups of securities, yield, quality, stability, risk, coupon rate, maturity, type of issue, trading characteristics, and other market data or factors. From time to time, when prices cannot be obtained from an independent pricing service, securities may be valued based on quotes from broker-dealers or other financial institutions that trade the securities.

Trading in foreign securities may be completed at times which vary from the closing of the New York Stock Exchange (NYSE). In computing its NAV, the Fund values foreign securities using the latest closing price on the exchange on which they are traded immediately prior to the closing of the NYSE. Certain foreign currency exchange rates are generally determined at the latest rate prior to the closing of the NYSE. Foreign securities quoted in foreign currencies are translated into U.S. dollars at current rates. Events that affect these values and exchange rates may occur between the times at which they are determined and the closing of the NYSE. If such events materially affect the value of portfolio securities, these securities may be valued at their fair value as determined in good faith by the Trustees, although the actual calculation is done by others under the direction of Fund management. An event is considered material if there is both an affirmative expectation that the security's value will change in response to the event and a reasonable basis for quantifying the resulting change in value.

Repurchase Agreements

It is the policy of the Fund to require the other party to a repurchase agreement to transfer to the Fund's custodian or sub-custodian eligible securities or cash with a market value (after transaction costs) at least equal to the repurchase price to be paid under the repurchase agreement. The eligible securities are transferred to accounts with the custodian or sub-custodian in which the Fund holds a "securities entitlement" and exercises "control" as those terms are defined in the Uniform Commercial Code. The Fund has established procedures for monitoring the market value of the transferred securities and requiring the transfer of additional eligible securities if necessary to equal at least the repurchase price. These procedures also allow the other party to require securities to be transferred from the account to the extent that their market value exceeds the repurchase price or in exchange for other eligible securities of equivalent market value.

With respect to agreements to repurchase U.S. government securities and cash items, the Fund treats the repurchase agreement as an investment in the underlying securities and not as an obligation of the other party to the repurchase agreement. Other repurchase agreements are treated as obligations of the other party secured by the underlying securities. Nevertheless, the insolvency of the other party or other failure to repurchase the securities may delay the disposition of the underlying securities or cause the Fund to receive less than the full repurchase price. Under the terms of the repurchase agreement, any amounts received by the Fund in excess of the repurchase price and related transaction costs must be remitted to the other party.

The Fund may enter into repurchase agreements in which eligible securities are transferred into joint trading accounts maintained by the custodian or sub-custodian for investment companies and other clients advised by the Fund's adviser and its affiliates. The Fund will participate on a pro rata basis with the other investment companies and clients in its share of the securities transferred under such repurchase agreements and in its share of proceeds from any repurchase or other disposition of such securities.

Investment Income, Expenses and Distributions

Interest income and expenses are accrued daily. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Foreign dividends are recorded on the ex-dividend date or when the Fund is informed of the ex-dividend date. Distributions of net investment income are declared and paid quarterly. Non-cash dividends included in dividend income, if any, are recorded at fair value.

Premium and Discount Amortization

All premiums and discounts on fixed-income securities are amortized/accreted for financial statement purposes.

Federal Taxes

It is the Fund's policy to comply with the Subchapter M provision of the Internal Revenue Code (the "Code") and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary.

When-Issued and Delayed Delivery Transactions

The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

Securities Lending

The Fund participates in a securities lending program providing for the lending of equity securities to qualified brokers. The Fund normally receives cash collateral for securities loaned that is invested in short-term securities including repurchase agreements. Collateral is maintained at a minimum level of 100% of the market value of investments loaned, plus interest, if applicable. Earnings on collateral are allocated between the securities lending agent, as a fee for its services under the program, and the Fund, according to agreed-upon rates.

As of April 30, 2007, securities subject to this type of arrangement and related collateral were as follows:

Market Value of Securities Loaned	Market Value of Collateral
$7,626,652	$7,931,000

Use of Estimates

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

Other

Investment transactions are accounted for on a trade date basis. Realized gains and losses from investment transactions are recorded on an identified cost basis.

3. SHARES OF BENEFICIAL INTEREST

The following table summarizes share activity:

	Six Months Ended 4/30/2007	Year Ended 10/31/2006
Shares sold	1,774,774	4,170,068
Shares issued in connection with tax-free transfer of assets from Sky Trust Common Core Equity Fund	--	704,686
Shares issued to shareholders in payment of distributions declared	2,470,622	4,412,121
Shares redeemed	(5,026,912)	(11,261,114)
NET CHANGE RESULTING FROM SHARE TRANSACTIONS	(781,516)	(1,974,239)

4. FEDERAL TAX INFORMATION

At April 30, 2007, the cost of investments for federal tax purposes was $523,842,362. The net unrealized appreciation of investments for federal tax purposes was $162,653,674. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $166,170,567 and net unrealized depreciation from investments for those securities having an excess of cost over value of $3,516,893.

5. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Adviser Fee

Federated Equity Management Company of Pennsylvania, the Fund's investment adviser (the "Adviser"), receives for its services an annual investment adviser fee equal to 0.750% of the first $500 million in average daily net assets, 0.675% of the second $500 million in average daily net assets, 0.600% of the third $500 million in average daily net assets, 0.525% of the fourth $500 million in average daily net assets, and 0.400% of average daily net assets in excess of $2 billion. Under the investment advisory contract, the Adviser will waive or reimburse the Fund the amount, limited to the amount of the advisory fee, by which the Fund's aggregate annual operating expenses, including its investment advisory fee but excluding interest, taxes, brokerage commissions, expenses of registering and qualifying the Fund and its Shares under federal and state laws, expenses of withholding taxes and extraordinary expenses, exceed 1.00% of its average daily net assets.

Administrative Fee

Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. The fee paid to FAS is based on the average aggregate daily net assets of certain Federated funds as specified below:

Administrative Fee	Average Aggregate Daily Net Assets of the Federated Funds
0.150%	on the first $5 billion
0.125%	on the next $5 billion
0.100%	on the next $10 billion
0.075%	on assets in excess of $20 billion

The administrative fee received during any fiscal year shall be at least $150,000 per portfolio and $40,000 per each additional class of Shares. For the six months ended April 30, 2007, the net fee paid to FAS was 0.076% of average daily net assets of the Fund. FAS waived $10,995 of its fee.

Shareholder Services Fee

The Fund may pay fees (Service Fees) up to 0.25% of the average daily net assets of the Fund's Shares to financial intermediaries or to Federated Shareholder Services Company (FSSC) for providing services to shareholders and maintaining shareholder accounts. For the six months ended April 30, 2007, FSSC voluntarily reimbursed $382,723 of shareholder services fees. For the six months ended April 30, 2007, FSSC did not receive any fees paid by the Fund.

Expense Reduction

The Fund directs portfolio trades to a broker that in turn pays a portion of the Fund's operating expenses. For the six months ended April 30, 2007, the Fund's expenses were reduced by $28,080 under these arrangements.

Expense Limitation

The Adviser and its affiliates (which may include FAS and FSSC) have voluntarily agreed to waive their fees and/or reimburse expenses so that the total operating expenses paid by the Fund (after the voluntary waivers and reimbursements) will not exceed 0.99% for the fiscal year ending October 31, 2007. Although these actions are voluntary, the Adviser and its affiliates have agreed not to terminate these waivers and/or reimbursements until after December 31, 2007.

General

Certain of the Officers and Trustees of the Fund are Officers and Directors or Trustees of the above companies.

Transactions with Affiliated Companies

Affiliated holdings are mutual funds which are managed by the Adviser or an affiliate of the Adviser. The Adviser has agreed to reimburse the Fund for certain investment adviser fees as a result of transactions in other affiliated mutual funds. For the six months ended April 30, 2007, the Adviser reimbursed $340 in connection with investments in affiliated mutual funds listed below. Transactions with affiliated companies during the six months ended April 30, 2007 are as follows:

Affiliate	Balance of Shares Held 10/31/2006	Purchases/ Additions	Sales/ Reductions	Balance of Shares Held 4/30/2007	Value 4/30/2007	Dividend Income
Prime Value Obligations Fund, Institutional Shares	--	39,614,311	38,381,281	1,233,030	$1,233,030	$21,933

6. INVESTMENT TRANSACTIONS

Purchases and sales of investments, excluding long-term U.S. government securities and short-term obligations for the six months ended April 30, 2007, were as follows:

Purchases	$167,420,607
Sales	$280,091,903

7. CONCENTRATION OF CREDIT RISK

The Fund may invest a portion of its assets in securities of companies that are deemed by the Fund's management to be classified in similar business sectors. Economic developments may have an effect on the liquidity and volatility of the portfolio securities.

8. LINE OF CREDIT

The Fund participates in a $150,000,000 unsecured, uncommitted revolving line of credit (LOC) agreement with PNC Bank. The LOC was made available for extraordinary or emergency purposes, primarily for financing redemption payments. Borrowings are charged interest at a rate of 0.65% over the federal funds rate. As of April 30, 2007, there were no outstanding loans. During the six months ended April 30, 2007, the Fund did not utilize the LOC.

9. LEGAL PROCEEDINGS

Beginning in October 2003, Federated Investors, Inc. and various subsidiaries thereof (including the advisers and distributor for various investment companies, collectively, "Federated"), along with various investment companies sponsored by Federated ("Funds") were named as defendants in several class action lawsuits now pending in the United States District Court for the District of Maryland. The lawsuits were purportedly filed on behalf of people who purchased, owned and/or redeemed shares of Federated-sponsored mutual funds during specified periods beginning November 1, 1998. The suits are generally similar in alleging that Federated engaged in illegal and improper trading practices including market timing and late trading in concert with certain institutional traders, which allegedly caused financial injury to the mutual fund shareholders. These lawsuits began to be filed shortly after Federated's first public announcement that it had received requests for information on shareholder trading activities in the Funds from the Securities and Exchange Commission ("SEC"), the Office of the New York State Attorney General ("NYAG"), and other authorities. In that regard, on November 28, 2005, Federated announced that it had reached final settlements with the SEC and the NYAG with respect to those matters. As Federated previously reported in 2004, it has already paid approximately $8.0 million to certain funds as determined by an independent consultant. As part of these settlements, Federated agreed to pay for the benefit of fund shareholders additional disgorgement and a civil money penalty in the aggregate amount of an additional $72 million. Federated and various Funds have also been named as defendants in several additional lawsuits, the majority of which are now pending in the United States District Court for the Western District of Pennsylvania, alleging, among other things, excessive advisory and Rule 12b-1 fees. The Board of the Funds has retained the law firm of Dickstein Shapiro LLP to represent the Funds in these lawsuits. Federated and the Funds, and their respective counsel, are reviewing the allegations and intend to defend this litigation. Additional lawsuits based upon similar allegations may be filed in the future. The potential impact of these lawsuits, all of which seek unquantified damages, attorneys' fees and expenses, and future potential similar suits is uncertain. Although we do not believe that these lawsuits will have a material adverse effect on the Funds, there can be no assurance that these suits, the ongoing adverse publicity and/or other developments resulting from the regulatory investigations will not result in increased Fund redemptions, reduced sales of Fund shares, or other adverse consequences for the Funds.

10. RECENT ACCOUNTING PRONOUNCEMENTS

In July 2006, the Financial Accounting Standards Board (FASB) released FASB Interpretation No. 48 "Accounting for Uncertainty in Income Taxes" (FIN 48). FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. FIN 48 requires the evaluation of tax positions taken in the course of preparing the Fund's tax returns to determine whether the tax positions are "more-likely-than-not" of being sustained by the applicable tax authority. Tax benefits of positions not deemed to meet the more-likely-than-not threshold would be recorded as a tax expense in the current year. Adoption of FIN 48 is required for fiscal years beginning after December 15, 2006. Recent SEC guidance allows implementing FIN 48 in fund NAV calculations as late as a fund's last NAV calculation in the first required financial statement reporting period. As a result, the Fund will adopt FIN 48 no later than April 30, 2008. At this time, management is evaluating the implications of FIN 48 and its impact in the financial statements has not yet been determined.

In addition, in September 2006, FASB released Statement on Financial Accounting Standards No. 157, "Fair Value Measurements" (FAS 157) which is effective for fiscal years beginning after November 15, 2007. FAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. Management is currently evaluating the impact the adoption of FAS 157 will have on the Fund's financial statement disclosures.

Evaluation and Approval of Advisory Contract

FEDERATED STOCK TRUST (THE "FUND")

The Fund's Board reviewed the Fund's investment advisory contract at meetings held in May 2006. The Board's decision regarding the contract reflects the exercise of its business judgment on whether to continue the existing arrangements.

Prior to the meeting, the Adviser had recommended that the Federated Funds appoint a Senior Officer, whose duties include specified responsibilities relating to the process by which advisory fees are to be charged to a Federated Fund. The Senior Officer appointed by the Funds has the authority to retain consultants, experts, or staff as may be reasonably necessary to assist in the performance of his duties, reports directly to the Board, and may be terminated only with the approval of a majority of the independent members of the Board. The Senior Officer prepared and furnished to the Board an independent written evaluation that covered topics discussed below, which the Board considered, along with other information, in deciding to approve the advisory contract.

During its review of the contract, the Board considered compensation and benefits received by the Adviser. This included the fees received for services provided to the Fund by other entities in the Federated organization and research services received by the Adviser from brokers that execute Federated fund trades, as well as advisory fees. The Board is also familiar with judicial decisions concerning allegedly excessive investment advisory fees which have indicated that the following factors may be relevant to an Adviser's fiduciary duty with respect to its receipt of compensation from a fund: the nature and quality of the services provided by the Adviser, including the performance of the Fund; the Adviser's cost of providing the services; the extent to which the Adviser may realize "economies of scale" as the Fund grows larger; any indirect benefits that may accrue to the Adviser and its affiliates as a result of the Adviser's relationship with the Fund; performance and expenses of comparable funds; and the extent to which the independent Board members are fully informed about all facts the Board deems relevant bearing on the Adviser's services and fees. The Board further considered management fees (including any components thereof) charged to institutional and other clients of the Adviser for like services and costs to the Adviser and its affiliates of supplying services pursuant to the management fee agreements, excluding any intra-corporate profit and profit margins of the Adviser and its affiliates from supplying such services. The Board was aware of these considerations and was guided by them in its review of the Fund's advisory contract to the extent they are appropriate and relevant, as discussed further below.

The Board considered and weighed these circumstances in light of its substantial accumulated experience in governing the Fund and working with Federated on matters relating to the Federated Funds, and was assisted in its deliberations by the advice of independent legal counsel. Throughout the year, the Board has requested and received substantial and detailed information about the Fund and the Federated organization that was in addition to the extensive materials that comprise the Senior Officer's evaluation. Federated provided much of this information at each regular meeting of the Board, and furnished additional reports in connection with the particular meeting at which the Board's formal review of the advisory contract occurred. Between regularly scheduled meetings, the Board has received information on particular matters as the need arose. Thus, the Board's consideration of the advisory contract included review of the Senior Officer's evaluation, accompanying data and additional reports covering such matters as: the Adviser's investment philosophy, revenue, profitability, personnel and processes; investment and operating strategies; the Fund's short- and long-term performance (in absolute terms, both on a gross basis and net of expenses, as well as in relationship to its particular investment program and certain competitor or "peer group" funds and/or other benchmarks, as appropriate), and comments on the reasons for performance; the Fund's investment objectives; the Fund's expenses (including the advisory fee itself and the overall expense structure of the Fund, both in absolute terms and relative to similar and/or competing funds, with due regard for contractual or voluntary expense limitations); the use and allocation of brokerage commissions derived from trading the Fund's portfolio securities (if any); the nature, quality and extent of the advisory and other services provided to the Fund by the Adviser and its affiliates; the preferences and expectations of Fund shareholders and their relative sophistication; the continuing state of competition in the mutual fund industry and market practices; the range of comparable fees for similar funds in the mutual fund industry; the Fund's relationship to the Federated family of funds which include a comprehensive array of funds with different investment objectives, policies and strategies which are available for exchange without the incurrence of additional sales charges; compliance and audit reports concerning the Federated Funds and the Federated companies that service them (including communications from regulatory agencies), as well as Federated's responses to any issues raised therein; and relevant developments in the mutual fund industry and how the Federated Funds and/or Federated are responding to them. The Board's evaluation process is evolutionary. The criteria considered and the emphasis placed on relevant criteria change in recognition of changing circumstances in the mutual fund marketplace.

With respect to the Fund's performance and expenses in particular, the Board has found the use of comparisons to other mutual funds with comparable investment programs to be particularly useful, given the high degree of competition in the mutual fund business. The Board focused on comparisons with other similar mutual funds more heavily than non-mutual fund products or services because, simply put, they are more relevant. For example, other mutual funds are the products most like the Fund, they are readily available to Fund shareholders as alternative investment vehicles, and they are the type of investment vehicle in fact chosen and maintained by the Fund's investors. The range of their fees and expenses therefore appears to be a generally reliable indication of what consumers have found to be reasonable in the precise marketplace in which the Fund competes. The Fund's ability to deliver competitive performance when compared to its peer group was a useful indicator of how the Adviser is executing the Fund's investment program, which in turn assisted the Board in reaching a conclusion that the nature, extent, and quality of the Adviser's investment management services were such as to warrant continuation of the advisory contract. In this regard, the Senior Officer has reviewed Federated's fees for providing advisory services to products outside the Federated family of funds (e.g., institutional and separate accounts). He concluded that mutual funds and institutional accounts are inherently different products. Those differences included, but are not limited to targeting different investors, being subject to different laws and regulations, different legal structure, distribution costs, average account size and portfolio management techniques made necessary by different cash flows. The Senior Officer did not consider these fee schedules to be significant in determining the appropriateness of mutual fund advisory contracts.

The Senior Officer reviewed reports compiled by Federated, and directed the preparation of independent reports, regarding the performance of, and fees charged by, other mutual funds, noting his view that comparisons to fund peer groups is of significance in judging the reasonableness of proposed fees.

The Fund's performance fell below the median of the relevant peer group for both the one- and three-year periods ending December 31, 2005. The Board discussed the Fund's performance with the Adviser and recognized the efforts being undertaken by the Adviser. The Board will continue to monitor these efforts and the performance of the Fund.

The Board also received financial information about Federated, including reports on the compensation and benefits Federated derived from its relationships with the Federated Funds. These reports covered not only the fees under the advisory contracts, but also fees received by Federated's subsidiaries for providing other services to the Federated Funds under separate contracts (e.g., for serving as the Federated Funds' administrator). The reports also discussed any indirect benefit Federated may derive from its receipt of research services from brokers who execute Federated fund trades as well as waivers of fees and/or reimbursements of expenses. In order for a fund to be competitive in the marketplace, Federated and its affiliates frequently waived fees and/or reimbursed expenses and have indicated to the Board their intention to do so in the future, where appropriate.

Federated furnished reports, requested by the Senior Officer, that reported revenues on a fund-by-fund basis and made estimates of the allocation of expenses on a fund-by-fund basis, using allocation methodologies specified by the Senior Officer. The Senior Officer noted that, although they may apply consistent allocation processes, the inherent difficulties in allocating costs and the lack of consensus on how to allocate those costs causes such allocation reports to be of questionable value. The allocation reports were considered in the analysis by the Board but were determined to be of limited use.

The Board also reviewed profitability information for Federated and other publicly held fund management companies, provided by the Senior Officer, who noted the limited availability of such information, and concluded that Federated's profit margins did not appear to be excessive.

The Senior Officer's evaluation also discussed the notion of possible realization of "economies of scale" as a fund grows larger. The Board considered in this regard that the Adviser has made significant additional investments in the portfolio management and distribution efforts supporting all of the Federated Funds and that the benefits of any economies, should they exist, were likely to be enjoyed by the fund complex as a whole. Finally, the Board also noted the absence of any applicable regulatory or industry guidelines on this subject, which is compounded by the lack of any common industry practice or general pattern with respect to structuring fund advisory fees with "breakpoints" that serve to reduce the fee as the fund attains a certain size. The Senior Officer did not recommend institution of additional breakpoints in pricing Federated's fund advisory services at this time.

During the year ending December 31, 2005, the Fund's investment advisory fee after waivers and expense reimbursements, if any, was above the median of the relevant peer group. The Board reviewed the fees and other expenses of the Fund with the Adviser and was satisfied that the overall expense structure of the Fund remained competitive. The Board will continue to monitor advisory fees and other expenses borne by the Fund.

No changes were recommended to, and no objection was raised to the continuation of the Fund's advisory contract, and the Senior Officer noted that Federated appeared to provide appropriate administrative services to the Fund for the fees paid. For 2005, the Board concluded that the nature, quality and scope of services provided the Fund by the Adviser and its affiliates were satisfactory.

In its decision to continue an existing investment advisory contract, the Board was mindful of the potential disruptions of the Fund's operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew an advisory contract. In particular, the Board recognized that most shareholders have invested in the Fund on the strength of the Adviser's industry standing and reputation and in the expectation that the Adviser will have a continuing role in providing advisory services to the Fund. Thus, the Board's approval of the advisory contract reflected the fact that it is the shareholders who have effectively selected the Adviser by virtue of having invested in the Fund.

The Board based its decision to approve the advisory contract on the totality of the circumstances and relevant factors and with a view to past and future long-term considerations. Not all of the factors and considerations identified above were relevant to every Federated fund, nor did the Board consider any one of them to be determinative. With respect to the factors that were relevant, the Board's decision to approve the contract reflects its determination that Federated's performance and actions provided a satisfactory basis to support the decision to continue the existing arrangements.

The Senior Officer also made recommendations relating to the organization and availability of data and verification of processes for purposes of implementing future evaluations which the Adviser has agreed to implement.

Voting Proxies on Fund Portfolio Securities

A description of the policies and procedures that the Fund uses to determine how to vote proxies, if any, relating to securities held in the Fund's portfolio is available, without charge and upon request, by calling 1-800-341-7400. A report on "Form N-PX" of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available through Federated's website. Go to FederatedInvestors.com, select "Products," select the "Prospectuses and Regulatory Reports" link, then select the Fund to access the link to Form N-PX. This information is also available from the EDGAR database on the SEC's website at www.sec.gov.

Quarterly Portfolio Schedule

The Fund files with the SEC a complete schedule of its portfolio holdings, as of the close of the first and third quarters of its fiscal year, on "Form N-Q." These filings are available on the SEC's website at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. (Call 1-800-SEC-0330 for information on the operation of the Public Reference Room.) You may also access this information from the "Products" section of Federated's website at FederatedInvestors.com by clicking on "Portfolio Holdings" and selecting the name of the Fund, or by selecting the name of the Fund and clicking on "Portfolio Holdings." You must register on the website the first time you wish to access this information.

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank, and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal.

This report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund's prospectus, which contains facts concerning its objective and policies, management fees, expenses, and other information.

IMPORTANT NOTICE ABOUT FUND DOCUMENT DELIVERY

In an effort to reduce costs and avoid duplicate mailings, the Fund(s) intend to deliver a single copy of certain documents to each household in which more than one shareholder of the Fund(s) resides (so-called "householding"), as permitted by applicable rules. The Fund's "householding" program covers its/their Prospectus and Statement of Additional Information, and supplements to each, as well as Semi-Annual and Annual Shareholder Reports and any Proxies or information statements. Shareholders must give their written consent to participate in the "householding" program. The Fund is also permitted to treat a shareholder as having given consent ("implied consent") if (i) shareholders with the same last name, or believed to be members of the same family, reside at the same street address or receive mail at the same post office box, (ii) the Fund gives notice of its intent to "household" at least sixty (60) days before it begins "householding" and (iii) none of the shareholders in the household have notified the Fund(s) or their agent of the desire to "opt out" of "householding." Shareholders who have granted written consent, or have been deemed to have granted implied consent, can revoke that consent and opt out of "householding" at any time: shareholders who purchased shares through an intermediary should contact their representative; other shareholders may call the Fund at 1-800-341-7400.

Federated Securities Corp., Distributor

Cusip 313900102

8083101 (6/07)

Federated is a registered mark of Federated Investors, Inc. 2007 (c)Federated Investors, Inc.

ITEM 2.     CODE OF ETHICS

            Not Applicable

ITEM 3.     AUDIT COMMITTEE FINANCIAL EXPERT

            Not Applicable

ITEM 4.     PRINCIPAL ACCOUNTANT FEES AND SERVICES

            Not Applicable

ITEM 5.     AUDIT COMMITTEE OF LISTED REGISTRANTS

            Not Applicable

ITEM 6.     SCHEDULE OF INVESTMENTS

            Not Applicable

ITEM 7.     DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END
            MANAGEMENT INVESTMENT COMPANIES

            Not Applicable

ITEM 8.     PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES

            Not Applicable

ITEM 9.     PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT
            COMPANY AND AFFILIATED PURCHASERS

            Not Applicable

ITEM 10.    SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS

            Not Applicable

ITEM 11.    CONTROLS AND PROCEDURES

(a) The registrant's President and Treasurer have concluded that the registrant's disclosure controls and procedures (as defined in rule 30a-3(c)
under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-(2) under the Act, based on their evaluation of these disclosure controls and procedures within 90 days of the filing date of this report on Form N-CSR.

(b) There were no changes in the registrant's internal control over financial reporting (as defined in rule 30a-3(d) under the Act) during the last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 12.    EXHIBITS

SIGNATURES

PURSUANT TO THE REQUIREMENTS OF THE SECURITIES EXCHANGE ACT OF 1934 AND THE
INVESTMENT COMPANY ACT OF 1940, THE REGISTRANT HAS DULY CAUSED THIS REPORT TO BE
SIGNED ON ITS BEHALF BY THE UNDERSIGNED, THEREUNTO DULY AUTHORIZED.

REGISTRANT  FEDERATED STOCK TRUST

BY          /S/ RICHARD A. NOVAK
            RICHARD A. NOVAK
            PRINCIPAL FINANCIAL OFFICER

DATE        June 13, 2007

PURSUANT TO THE REQUIREMENTS OF THE SECURITIES EXCHANGE ACT OF 1934 AND THE
INVESTMENT COMPANY ACT OF 1940, THIS REPORT HAS BEEN SIGNED BELOW BY THE
FOLLOWING PERSONS ON BEHALF OF THE REGISTRANT AND IN THE CAPACITIES AND ON THE
DATES INDICATED.

BY          /S/ J. CHRISTOPHER DONAHUE
            J. CHRISTOPHER DONAHUE
            PRINCIPAL EXECUTIVE OFFICER

DATE        June 13, 2007

BY          /S/ RICHARD A. NOVAK
            RICHARD A. NOVAK
            PRINCIPAL FINANCIAL OFFICER

DATE        June 13, 2007